Earnings per share (Details) (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings per share [Abstract]
Basic earnings per share (in dollars per share)	6.15	5.45	4.51
Diluted earnings per share (in dollars per share)	6.12	5.41	4.48
Reconciliation between basic and diluted earnings per share:[Abstract]
Net income	2,680	2,457	2,104
Weighted-average shares outstanding (in shares)	435.6	451.1	466.3
Effect of stock options (in shares)	2.1	3.3	3.8
Weighted-average diluted shares outstanding (in shares)	437.7	454.4	470.1
Weighted-average number of stock options not included in the calculation of diluted earnings per share (in shares)	0	0.1	0